Long-Term Debt - Components of Long-Term Debt (Details) $ in Thousands, € in Millions	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Debt Instrument [Line Items]
Total principal	$ 1,569,304		$ 1,842,546
Unamortized discount and debt issuance costs	(10,820)		(11,150)
Total debt	1,558,484		1,831,396
Less current portion	(295,282)		(393,065)
Long-term debt	1,263,202		1,438,331
U.S. Dollar-denominated Revolving Credit Facilities due in 2022
Debt Instrument [Line Items]
Total principal	286,594		212,000
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030
Debt Instrument [Line Items]
Total principal	916,079		1,114,707
Norwegian Krone-denominated Bonds due from 2021 to 2023
Debt Instrument [Line Items]
Total principal	212,985		347,163
Euro-denominated Term Loans due from 2023 to 2024
Debt Instrument [Line Items]
Total principal	153,200	€ 136.4	165,376	€ 147.5
Other U.S. Dollar-denominated Loans
Debt Instrument [Line Items]
Total principal	$ 446		$ 3,300